Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Schedule of Reverse Recapitalization
The number of shares of Class A common stock issued immediately following the consummation of the Merger at July 30, 2021 was:

Number of Shares
Common stock of Caravel outstanding prior to the Merger	27,500,000
Less redemption of Caravel shares	(14,677,808)
Caravel Sponsor Earnout Shares outstanding prior to the Merger	6,875,000
Less forfeiture of Caravel Sponsor Earnout Shares(1)	(975,873)
Common stock of Caravel (1)	18,721,319
Shares issued in PIPE financing	5,000,000
Shares issued in Sponsor Backstop Subscription Agreement	8,000,000
Shares issued in Assignment Agreement	1,000,000
Merger and PIPE financing shares	32,721,319
Legacy Rover shares (2)	124,477,819
Total	157,199,138
_______________
(1)Upon the Merger closing, 3,437,500 Sponsor Earnout Shares vested, 975,873 were forfeited and 2,461,627 Sponsor Earnout Shares remained outstanding and unvested. At Closing, the remaining 2,461,627 Sponsor Earnout Shares were subject to vesting conditions based upon the occurrence of certain triggering events. At the close of trading on September 29, 2021, pursuant to the Business Combination Agreement and the achievement of Trigger Events I and II, 1,969,300 Founder Shares vested.
(2)The number of Legacy Rover shares was determined from the 32,434,987 shares of Legacy Rover common stock and 87,496,938 shares of Legacy Rover redeemable convertible preferred stock outstanding, which were converted to an equal number of shares of Legacy Rover common stock upon the closing of the Merger, and then converted at the Exchange Ratio of 1.0379 to Class A common stock of the Company. All fractional shares were rounded down to the nearest whole share.